UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22049

International Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

International Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS

Bonds & Notes — 93.4%
Security	Principal		U.S. $ Value
Australia — 0.4%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$97,551
Total Australia (identified cost $94,686)			$97,551
Belgium — 4.1%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$394,228
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	301,917
Kingdom of Belgium, 5.50%, 3/28/28	EUR	168,000	272,536
Total Belgium (identified cost $888,440)			$968,681
Brazil — 1.8%
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	800,000	$425,810
Total Brazil (identified cost $414,963)			$425,810
Canada — 2.6%
Canada Government, 4.00%, 6/1/16	CAD	590,000	$608,499
Total Canada (identified cost $578,430)			$608,499
Denmark — 2.7%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	969,000	$183,181
Kingdom of Denmark, 5.00%, 11/15/13	DKK	896,000	180,673
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,390,000	278,713
Total Denmark (identified cost $592,544)			$642,567
Egypt — 4.2%
Egyptian Treasury Bill, 0.00%, 1/22/08	EGP	5,500,000	$982,504
Total Egypt (identified cost $980,672)			$982,504
France — 16.2%
Government of France, 4.00%, 4/25/09	EUR	1,055,000	$1,522,627
Government of France, 4.00%, 10/25/13	EUR	871,000	1,247,125
Government of France, 5.50%, 4/25/29	EUR	641,000	1,044,496
Total France (identified cost $3,497,216)			$3,814,248

Security	Principal		U.S. $ Value
Germany — 19.4%
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,056,000	$1,496,869
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	697,000	1,247,140
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	1,841,718
Total Germany (identified cost $4,200,435)			$4,585,727
Netherlands — 4.0%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$336,327
Government of Netherlands, 3.75%, 1/15/23	EUR	218,000	290,676
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	317,226
Total Netherlands (identified cost $866,301)			$944,229
Nigeria — 0.5%
Republic of Nigeria, 9.35%, 8/31/17	NGN	6,841,000	$54,773
Republic of Nigeria, 12.00%, 4/28/09	NGN	6,343,000	55,548
Total Nigeria (identified cost $109,544)			$110,321
Sweden — 0.9%
Swedish Government, 3.75%, 8/12/17	SEK	460,000	$69,463
Swedish Government, 5.00%, 1/28/09	SEK	450,000	71,528
Swedish Government, 6.75%, 5/5/14	SEK	395,000	70,740
Total Sweden (identified cost $194,441)			$211,731
United Kingdom — 7.4%
United Kingdom Treasury Bond, 4.25%, 3/7/36	GBP	279,000	$553,306
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP	295,000	608,816
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP	285,000	585,264
Total United Kingdom (identified cost $1,630,021)			$1,747,386

See notes to financial statements

International Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States — 29.2%
Collateralized Mortgage Obligations — 5.4%
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21— (identified cost, $1,261,401)	$1,206,999	$1,273,156
Government National Mortgage Association — 23.8%
8.00% with maturity at 2016	2,762,316	2,930,834
9.00% with various maturities to 2024	2,399,675	2,674,300
		$5,605,134
Total Government National Mortgage Association (identified cost, $5,519,195)		$5,605,134
Total United States (identified cost $6,780,596)		$6,878,290
Total Bonds & Notes (identified cost $20,828,289)		$22,017,544
Call Options Purchased — 1.4%
Security	Contracts (000's omitted)	Value
Japanese Yen Call Option, Expires 7/1/2008, Strike Price 117.95	660,520	$315,180
South Korean Won Call Option, Expires 7/28/2009, Strike Price 905.2	452,600	14,542
Total Call Options Purchased (identified cost $161,787)		$329,722
Put Options Purchased — 0.0%
Security	Contracts (000's omitted)	Value
South Korean Won Put Option, Expires 7/28/2009, Strike Price 905.2	452,600	$9,355
Total Put Options Purchased (identified cost $10,825)		$9,355

Short-Term Investments — 3.1%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.83%(1)	720	$719,773
Total Short-Term Investments (identified cost $719,773)		$719,773
Total Investments — 97.9% (identified cost $21,720,674)		$23,076,394
Other Assets, Less Liabilities — 2.1%		$503,437
Net Assets — 100.0%		$23,579,831

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound Sterling

NGN - Nigerian Naira

SEK - Swedish Krona

(1)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2007.

See notes to financial statements

International Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Unaffiliated investments, at value (identified cost, $21,000,901)	$22,356,621
Affiliated investment, at value (identified cost, $719,773)	719,773
Foreign currency, at value (identified cost, $49,617)	50,451
Interest receivable	344,530
Interest receivable from affiliated investments	2,446
Receivable for open swap contracts	13,748
Receivable for open forward foreign currency contracts	130,381
Receivable for closed forward foreign currency contracts	77,924
Total assets	$23,695,874
Liabilities
Payable to affiliate for investment advisory fees	$11,619
Payable for open swap contracts	11,804
Payable for open forward foreign currency contracts	30,001
Payable for closed forward foreign currency contracts	3,682
Accrued expenses and other liabilities	58,937
Total liabilities	$116,043
Net Assets applicable to investors' interest in Portfolio	$23,579,831
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$22,101,005
Net unrealized appreciation	1,478,826
Total	$23,579,831

Statement of Operations

For the Period Ended
October 31, 2007(1)

Investment Income
Interest (net of foreign taxes, $1,596)	$339,752
Interest income allocated from affiliated investment	33,853
Expenses allocated from affliated investment	(4,158)
Total investment income	$369,447
Expenses
Investment adviser fee	$41,375
Legal and accounting services	43,840
Custodian fee	9,031
Miscellaneous	595
Total expenses	$94,841
Net investment income	$274,606
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$(20,653)
Swap contracts	11,438
Foreign currency and forward foreign currency exchange contract transactions	365,900
Net realized gain	$356,685
Change in unrealized appreciation (depreciation) — Investments	$1,355,720
Swap contracts	1,944
Foreign currency and forward foreign currency exchange contracts	121,162
Net change in unrealized appreciation (depreciation)	$1,478,826
Net realized and unrealized gain	$1,835,511
Net increase in net assets from operations	$2,110,117

(1)  For the period from the start of business, June 27, 2007 to October 31, 2007.

See notes to financial statements

International Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended October 31, 2007(1)
From operations — Net investment income	$274,606
Net realized gain from investment transactions, swap contracts and foreign currency transactions and forward foreign currency exchange contract transactions	356,685
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	1,478,826
Net increase in net assets from operations	$2,110,117
Capital transactions — Contributions	$24,936,962
Withdrawals	(3,467,248)
Net increase in net assets from capital transactions	$21,469,714
Net increase in net assets	$23,579,831
Net Assets
At beginning of period	$—
At end of period	$23,579,831

(1)  For the period from the start of business, June 27, 2007 to October 31, 2007.

See notes to financial statements

International Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Period Ended October 31,
	2007(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.35	%(2)
Expenses after custodian fee reduction	1.35	%(2)
Net investment income	3.75	%(2)
Portfolio Turnover	2%
Total Return	10.05	%(3)
Net assets, end of period (000's omitted)	$23,580

(1)  For the period from the start of business, June 27, 2007 to October 31, 2007.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements

International Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a New York trust, registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company. The Portfolio's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2007, Eaton Vance International Income Fund, Eaton Vance Medallion Strategic Income, and Eaton Vance Strategic Income Fund held an approximate 0.80%, 14.40%, and 84.3% interest, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Most seasoned fixed rate 30 years mortgage-backed securities (MBS) are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Debt securities, including those issued by foreign entities, certain MBS, and collateralized mortgage obligations, will normally be valued on the basis of market valuations furnished by pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Equity securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Equity securities listed in the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest wholesale bid and ask prices. Financial futures contracts and options thereon listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. The value of interest rate swaps are generally based upon a dealer quotation. Credit default swaps are valued by a broker dealer (usually the counterparty to the agreement). Short-term debt securities and money-market securities (of U.S. issuers) purchased with a remaining maturing of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities including listed securities and securities for which price quotations are available will normally be valued on the basis of valuation furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the

International Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of October 31, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is

International Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

K  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

L  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contract has been closed by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payment or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, market to market on a daily basis. These transactions involve certain

International Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

risks, including the risk that the seller may be unable to fulfill the transaction.

O  Total Return Swaps — The Portfolio may enter into total return swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly fee of 0.625% annually of the average daily net assets of the Portfolio up to $1 billion, and at reduced rates as daily net assets exceed that level. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the period from the start of business, June 27, 2007 to October 31, 2007, the Portfolio's advisory fee totaled $45,358 of which $3,983 was allocated from Cash Management and $41,375 was paid or accrued directly by the Portfolio. BMR serves as administrator of the Portfolio but currently does not receive any fees.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment advisory fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, June 27, 2007 to October 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the period from the start of business, June 27, 2007 to October 31, 2007 were as follows:

Purchases
Investments (non-U.S. Government)	$12,580,689
U.S. Government Securities	8,786,321
$21,367,010
Sales
Investments (non-U.S. Government)	$—
U.S. Government Securities	(351,966)
$(351,966)

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$21,708,577
Gross unrealized appreciation	$1,367,867
Gross unrealized depreciation	(50)
Net unrealized appreciation	$1,367,817

The net unrealized appreciation on swaps, foreign currency and forward foreign currency contracts at October 31, 2007 on a federal income tax basis was $123,106.

International Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts, interest rate swaps, credit default swaps and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Depreciation
11/6/07	Canadian Dollar 584,894	United States Dollar 597,163	$(18,653)
11/19/07	South African Rand 1,495,702	United States Dollar 219,038	(9,079)
			$(27,732)

Purchases

Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
12/4/07	Brazilian Real 1,065,000	United States Dollar 608,432	$1,506
11/30/07	Egyptian Pound 1,243,958	United States Dollar 225,000	243
12/3/07	Egyptian Pound 1,243,350	United States Dollar 225,000	110
11/5/07	EURO 583,971	Polish Zloty 2,117,000	600
11/5/07	Indian Rupee 8,746,000	United States Dollar 219,418	2,961
11/13/07	Indian Rupee 8,520,000	United States Dollar 214,989	1,558

Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
11/26/07	Indian Rupee 4,268,000	United States Dollar 107,969	$438
12/3/07	Indian Rupee 11,425,000	United States Dollar 288,729	1,367
11/13/07	Indonesian Rupiah 2,015,000,000	United States Dollar 221,113	203
11/19/07	Indonesian Rupiah 1,929,515,000	United States Dollar 212,058	(228)
11/26/07	Indonesian Rupiah 5,350,000,000	United States Dollar 582,345	4,687
11/19/07	Japanese Yen 246,500,000	United States Dollar 2,123,151	19,200
11/9/07	Malaysian Ringgit 4,000,000	United States Dollar 1,176,471	23,169
11/13/07	Malaysian Ringgit 902,000	United States Dollar 266,903	3,647
11/26/07	Malaysian Ringgit 1,216,000	United States Dollar 361,421	3,446
11/20/07	New Mexican Peso 3,000,000	United States Dollar 276,885	3,026
11/26/07	New Mexican Peso 1,059,179	United States Dollar 97,733	1,057
11/23/07	Philippine Peso 11,610,000	United States Dollar 263,594	1,998
11/30/07	Philippine Peso 35,300,000	United States Dollar 809,225	(2,041)
11/5/07	Polish Zloty 2,117,000	EURO 561,516	31,888
11/8/07	Polish Zloty 3,353,130	EURO 916,431	11,302
11/26/07	Polish Zloty 346,000	EURO 95,019	458
11/9/07	Turkish Lira 233,050	United States Dollar 195,037	3,420
11/19/07	Turkish Lira 493,050	United States Dollar 404,404	14,096
			$128,112

At October 31, 2007, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $77,924 and a payable of $3,682.

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying exposure against default exposing the

International Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Portfolio to risks associated with changes in credit spreads of the underlying instruments.

Counterparty	Reference Entity	Buy/ Sell Protection	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc. Turkey	(Republic of)	Buy	$843	1.45%	7/20/12	$3,239
Lehman Brothers, Inc.	CDX.EM.8*	Buy	1,100	1.75	12/20/12	(11,633)
JP Morgan	Greece	Buy	4,000	0.13	9/20/17	10,509
						$2,115

*  CDX.EM. 8 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Market Partners.

Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Termination Date	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase, N.A.	BRL 1,207	11.34%	Brazilian Interbank Deposit Rate	January 2, 2009	$(171)

At October 31, 2007 the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, June 27, 2007 to October 31, 2007.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

International Income Portfolio as of October 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of International Income Portfolio:

We have audited the accompanying statement of assets and liabilities of International Income Portfolio (the "Portfolio"), including the portfolio of investments, as of October 31, 2007, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business June 27, 2007, to October 31, 2007. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of International Income Portfolio as of October 31, 2007, the results of its operations, the changes in its net assets, and the supplementary data for the period from the start of business June 27, 2007, to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2007

Eaton Vance International Income Fund

BOARD OF TRUSTEES' APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund's board of trustees, including a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 12, 2007, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the International Income Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreement of the International Income Portfolio (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"). The Board reviewed information furnished for the March 2007 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•  The advisory and related fees to be paid by the Fund directly or indirectly through the Portfolio and the estimated expense ratio of the Fund;

•  Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund and the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Fund and Portfolio;

Information about Portfolio Management

•  Descriptions of the investment management services to be provided to the Fund and the Portfolio, including the investment strategies and processes to be employed;

•  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the Eaton Vance Funds' brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;

•  The procedures and processes to be used to determine the fair value of Fund and Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of the Adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and

•  The terms of the advisory agreement for the Fund and for the Portfolio.

Eaton Vance International Income Fund

BOARD OF TRUSTEES' APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the investment advisory agreement of the Fund with EVM, as well as the terms of the investment advisory agreement of the Portfolio with BMR, including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and the Portfolio by BMR. The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM's and BMR's expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each fund in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund and the Portfolio can be expected to share such benefits equitably.

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and Portfolio	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Trustee of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Trustee of the Trust since 2003 and of the Portfolio since 2007	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Trustee of the Trust since 2003 and of the Portfolio since 2007	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 2007	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998 and of the Portfolio since 2007	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007; Trustee of the Trust since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR (since 2007) and employed as a Global Analyst of Eaton Vance since 2005. Officer of 4 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR (since 2005) and employed as a Global Analyst of Eaton Vance since 2003. Officer of 4 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 29 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 34 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 80 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 53 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Vice President of the Trust since 2002 and the Portfolio since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust and President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Vice President and Deputy Chief Legal Officer of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Dan A. Maalouly 3/25/62	Treasurer of the Portfolio	Since 2007	Vice President of EVM and BMR. Previously Senior Manager at Pricewaterhouse Coopers LLP (1997-2005). Officer of 76 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Chief Compliance Officer of the Trust since 2004 and of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Investment Adviser of International Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance International Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance International Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3042-12/07  INTLISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the commencement of operations on June 27, 2007 to October 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Period Ended	10/31/07

Audit Fees	$33,000

Audit-Related Fees(1)	0

Tax Fees(2)	10,800

All Other Fees(3)	0

Total	$43,800

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the period from commencement of operations on June 27, 2007 to October 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the commencement of operations on June 27, 2007 to October 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Period Ended	10/31/ 2007

Registrant	$5,650

Eaton Vance(1)	$68,486

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	November 19, 2007

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	November 19, 2007